Stockholders Equity - Additional Information (Details)		12 Months Ended
	Feb. 28, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 08, 2021 $ / shares
Class Of Stock [Line Items]
Common stock, shares authorized		1,500,000,000	1,100,000
Preferred stock, shares authorized		1,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value | $ / shares		$ 0.0001
Common stock, shares outstanding		481,121,695	416,303,325
Voting description		Each share of Common Stock has one vote under the Company’s Certificate of Incorporation of Cvent Holding Corp.
Common stock shares reserved for future issuance period		10 years
Equity incentive plan stock options granted		15,401,179	294,065
Non-qualified stock options outstanding		51,646,456	37,028,088	37,912,097
Weighted-average grant date fair value of options granted | $ / shares		$ 4.10	$ 2.11	$ 2.07
Total intrinsic value of options exercised | $		$ 1,700,000	$ 700,000	$ 16,200,000
Unrecognized compensation expense | $		$ 40,337,000	2,708,000
Weighted average period over which unrecognized compensation cost is expected to be recognized		1 year 2 months 8 days
Stock-based compensation expense | $		$ 25,056,000	17,695,000	18,833,000
Employee Stock Purchase Plan
Class Of Stock [Line Items]
Employee stock purchase plan description		The ESPP permits employees to purchase common stock through payroll deductions during biannual offering periods, or during such other offering periods as the Board of Directors may determine. Participants may authorize payroll deductions of a specific percentage of compensation not to exceed 15%, with such deductions being accumulated for biannual purchase periods beginning on the first business day of each offering period and ending on the last business day of each offering period.
Percentage of fair market value of a share of common stock		85.00%
Shares available for issuance under ESPP		11,500,000
Contributions made by employees | $		$ 0
Stock Options | Officer [Member]
Class Of Stock [Line Items]
Options granted	4,100,000
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Class Of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,600,000
2021 Omnibus Incentive Plan
Class Of Stock [Line Items]
Common stock, shares reserved for future issuance		110,500,000
Percentage of shares outstanding reserved for future issuance		5.00%
Business combination reverse recapitalization transaction shares		51,649,748
2021 Omnibus Incentive Plan | Maximum
Class Of Stock [Line Items]
Equity incentive plan stock options granted		58,735,076
Non-employee stock options granted, grant date fair value | $		$ 800,000
2021 Equity Incentive Plan
Class Of Stock [Line Items]
Stock options granting condition description		Stock options granted under the 2021 Equity Incentive Plan may either be incentive stock options or nonqualified stock options. The exercise price of stock options cannot be less than 100% of the fair market value of the common stock at the grant date.
Non-qualified stock options outstanding		51,646,456
2021 Equity Incentive Plan | Nonqualified Plan
Class Of Stock [Line Items]
Equity incentive plan stock options granted		0
2017 Stock Option Plan
Class Of Stock [Line Items]
Stock options granting condition description		The 2017 Stock Option Plan provides for the grant of stock options to employees and officers of the Company. Following the adoption of the 2021 Plan, the 2017 Plan was terminated and all outstanding options were rolled over using a rate of approximately 454:1.
2017 Long-Term Incentive Plan
Class Of Stock [Line Items]
Minimum percentage of sale or transfer of equity interest under qualifying event		50.00%
Stock-based compensation expense | $		$ 0	$ 0	$ 0
2017 Long-Term Incentive Plan | Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Share Based Payment Award Stock Options Converted	3,700,000
Amended and Restated Articles of Incorporation
Class Of Stock [Line Items]
Common stock, shares authorized			1,100,000
Common stock, par value | $ / shares			$ 0.001
Rollover Exchange Rate		454
Common stock, shares outstanding			416,303,325